Taxation (Details) $ in Millions		1 Months Ended	6 Months Ended			12 Months Ended
	Mar. 22, 2022 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Taxation [Line Items]
Corporate profit percentage			8.25%	8.25%
Profit tax rate percentage			25.00%	25.00%	25.00%
Preferential tax rate			(1.20%)	(1.20%)
Deferred tax valuation allowance (in Dollars)	$ 1,000,000
Not exceeding tax percentage (in Dollars)	$ 3,000,000
Percentage of tax reduction	25.00%
Reduction taxable income	20.00%
Profit tax rate percentage		34.60%	21.00%	21.00%		21.00%
Income tax expense (in Dollars)			$ 39,700
Hong Kong [Member]
Taxation [Line Items]
Profit tax (in Dollars)				$ 2
Profit tax rate percentage			16.50%	16.50%
Profits amount exceeding (in Dollars)				$ 2
Preferential tax rate			16.50%	16.50%
US [Member]
Taxation [Line Items]
Operating loss carryforward (in Dollars)		$ 7,400,000	$ 7,500,000			$ 7,400,000